Stockholders’ Equity - Schedule of Assumptions Used For Estimating the Fair Value (Details) - 2023 Consultant Warrants [Member]	Dec. 31, 2023
Expected Dividend Yield [Member]
Schedule of Assumptions Used For Estimating the Fair Value [Line Items]
Fair value of consultant warrants issued
Risk-Free Interest Rate [Member]
Schedule of Assumptions Used For Estimating the Fair Value [Line Items]
Fair value of consultant warrants issued	3.99
Expected Volatility [Member]
Schedule of Assumptions Used For Estimating the Fair Value [Line Items]
Fair value of consultant warrants issued	100
Expected Life [Member]
Schedule of Assumptions Used For Estimating the Fair Value [Line Items]
Fair value of consultant warrants issued	6